Income Taxes (Tables)	12 Months Ended
Apr. 30, 2026
Disclosure Of Income Taxes [Abstract]
Summary of Differences and Related Tax Effects

Income tax expense differs from the amount that would be computed by applying the federal and provincial statutory tax rates of (2026 – 27%, 2025 – 27%, and 2024 – 27%) to the earnings before income taxes. The reasons for the differences and related tax effects are as follows:

	2026	2025	2024
(in thousands)	$	$	$
Loss before income taxes	(15,552)	(37,633)	(32,162)

Income taxes on earnings before income taxes, at above statutory rate	(4,199)	(10,161)	(8,684)
Increase (decrease) in taxes resulting from:
Nondeductible (income) expenses	(180)	8	2
Estimated SR&ED ITC	—	(181)	(166)
Deferred tax liability	—	(3,871)	(1,062)
Tax rate difference by jurisdiction	747	479	562
Tax benefits not recognized	3,368	3,183	3,072
Impairment loss	—	5,720	2,790
Prior year tax assessments and adjustments	(242)	(234)	(172)
Other	56	573	797
Income taxes	(450)	(4,484)	(2,861)

	2026	2025	2024
(in thousands)	$	$	$
Current income taxes	(272)	(318)	(103)
Deferred income taxes	(178)	(4,166)	(2,758)
Income taxes including discontinued operations	(450)	(4,484)	(2,861)

Summary of Temporary Differences to Deferred Income Tax Assets and Liabilities

Temporary differences give rise to the following deferred income tax assets and liabilities:

	2026	2025
(in thousands)	$	$
Other tax pools	—	—
Capital assets net of lease liabilities	110	217
Inventory and Intangible assets	78	(467)
Recognized deferred income tax liabilities	188	(250)

	2026	2025
(in thousands)	$	$
Non-capital losses carried forward (expire from 2027 to 2040)	44,385	12,945
Capital losses carried forward	148	295
Resource properties	1,279	—
Section 174 - R&D costs	2,518	—
Financing costs	460	199
Other	390	—
Less: unrecognized deferred income tax asset	(49,180)	(13,439)
Unrecognized deferred income tax liabilities	—	—

On July 4, 2025, tax legislation known as the One Big Beautiful Bill Act ("OBBBA") was enacted in the United States. OBBBA modifies certain international tax provisions such as the tax on Global Intangible Low Taxed Income ("GILTI") and renames GILTI as Net CFC Tested Income ("NCTI"). The Company records NCTI taxes on a deferred basis. Under the OBBBA, the Company is electing to deduct their US domestic research and development costs immediately for the current period and will amortize the capitalized costs from prior years over the remaining term. The other impacts from the OBBBA were not material to the Company.